Contract Assets	12 Months Ended
Dec. 31, 2020
Contract Assets [Abstract]
Contract Assets
14.	contract ASSETs

14(a)Assets related to contracts with customers

	As of December 31,
	2020	2019
	US$’000	US$’000
Contract assets - current	10,245	4,686

There were no advances received or retentions on SDI service contracts during the financial years ended December 31, 2020 and 2019. As of January 1, 2019, the balance of receivables from contracts with customers amounted to $1,510. The contract assets balance increased as the Company provided more services and transferred more goods ahead of the agreed payment schedules.

The Company mainly conducts its SDI services contract with customers within public sector, and the expected credit loss on contract assets is close to zero.

14(b)Unsatisfied supply, delivery, and installation (SDI) services contracts

The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2020	2019
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	143,265	156,592